MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION (Schedule of Long-Lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 216,653	$ 222,818
ILS [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	90,811	90,924
Australia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	1,974	1,971
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	121,515	128,099
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	1,394	1,660
Rest of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 959	$ 164